Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	35-2108964
Plan Number	005
Various plan participants	$ 39,753,654
Total Assets (Held at End of Year)	$ 2,354,471,456
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%	10.50%
NiSource Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 131,013,975	$ 127,200,305
Current Value	240,386,845
Investment, Identifier [Axis]: Baird | Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,694,717
Investment, Identifier [Axis]: Dodge and Cox | Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,892,110
Investment, Identifier [Axis]: Earnest Partners | Smid Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,553,480
Investment, Identifier [Axis]: Fidelity | Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,721,192
Investment, Identifier [Axis]: Fidelity | Contrafund Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,762,259
Investment, Identifier [Axis]: Fidelity | Freedom Blend Retirement Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,626,113
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2010 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,769,913
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2015 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,066,652
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2020 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,687,078
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2025 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	50,309,799
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2030 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	142,094,490
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2035 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	123,705,194
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2040 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	173,176,951
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2045 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	137,339,911
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2050 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,369,363
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2055 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122,349,053
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2060 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,092,305
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2065 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,760,339
Investment, Identifier [Axis]: Fidelity | Freedom Blend Target Date 2070 Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,032,999
Investment, Identifier [Axis]: Fidelity | Growth Company Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	326,726,877
Investment, Identifier [Axis]: Fidelity | Money Market Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,393,701
Current Value	2,393,701
Investment, Identifier [Axis]: GQG Partners | International Equity CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,202,986
Investment, Identifier [Axis]: Geode Capital | Spartan Total International Index Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,089,863
Investment, Identifier [Axis]: Geode Capital | Spartan Total Market Index Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	234,783,134
Investment, Identifier [Axis]: NiSource Inc. | NiSource Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	128,620,274
Current Value	237,993,144
Investment, Identifier [Axis]: PIMCO | Inflation Response Multi-Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,394,077
Investment, Identifier [Axis]: Vanguard | Cash Reserves Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	69,805,046
Investment, Identifier [Axis]: Vanguard | Retirement Savings Trust IV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,299,151
Investment, Identifier [Axis]: Vanguard | Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,025,905